Quarterly Holdings Report
for
Fidelity® SAI Global ex U.S. Low Volatility Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
GEU-NPRT3-0926
1.9912330.102
Common Stocks - 99.0%
	Shares	Value ($)
AUSTRALIA - 1.0%
Financials - 0.4%
Insurance - 0.4%
Medibank Pvt Ltd	5,288,465	19,169,320
Industrials - 0.6%
Professional Services - 0.6%
Computershare Ltd	1,039,853	29,878,193
TOTAL AUSTRALIA		49,047,513
BRAZIL - 0.2%
Materials - 0.2%
Paper & Forest Products - 0.2%
Suzano SA	1,352,600	11,559,065
CANADA - 9.3%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
Dollarama Inc	525,745	71,620,732
Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 1.9%
Empire Co Ltd Class A	208,176	7,619,581
George Weston Ltd	231,540	17,304,595
Loblaw Cos Ltd	1,074,604	50,447,401
Metro Inc/CN	367,507	24,427,936
TOTAL CONSUMER STAPLES		99,799,513
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	379,690	14,078,743
Financials - 1.9%
Capital Markets - 0.4%
TMX Group Ltd	547,794	20,022,801
Insurance - 1.5%
Definity Financial Corp	183,023	10,448,572
Intact Financial Corp	341,488	67,050,378
		77,498,950
TOTAL FINANCIALS		97,521,751
Industrials - 0.5%
Professional Services - 0.5%
Thomson Reuters Corp	253,633	24,881,129
Information Technology - 0.8%
IT Services - 0.6%
CGI Inc Class A	368,342	26,961,210
Software - 0.2%
Descartes Systems Group Inc/The (e)	167,099	12,549,262
TOTAL INFORMATION TECHNOLOGY		39,510,472
Materials - 0.4%
Containers & Packaging - 0.4%
CCL Industries Inc Class B	280,943	18,627,993
Paper & Forest Products - 0.0%
Stella-Jones Inc	70,506	3,889,813
TOTAL MATERIALS		22,517,806
Utilities - 2.1%
Electric Utilities - 2.1%
Emera Inc (b)	570,274	30,473,464
Fortis Inc/Canada	963,885	54,868,940
Hydro One Ltd (c)(d)	597,900	24,908,057
TOTAL UTILITIES		110,250,461
TOTAL CANADA		480,180,607
CHINA - 11.8%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Midea Group Co Ltd H Shares (b)	1,945,900	24,654,123
Consumer Staples - 0.1%
Food Products - 0.1%
Want Want China Holdings Ltd	8,629,000	3,719,016
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
China Shenhua Energy Co Ltd H Shares	6,005,500	33,280,505
Financials - 9.9%
Banks - 9.3%
Agricultural Bank of China Ltd H Shares	84,349,000	67,867,259
Bank of Beijing Co Ltd A Shares (China)	3,431,400	2,629,227
Bank of China Ltd H Shares	127,096,000	89,296,511
Bank of Communications Co Ltd H Shares	50,517,000	48,697,914
Bank of Jiangsu Co Ltd A Shares (China)	3,032,700	5,312,257
Bank of Shanghai Co Ltd A Shares (China)	2,373,300	3,321,425
BOC Hong Kong Holdings Ltd	6,979,500	46,456,429
China CITIC Bank Corp Ltd H Shares	20,575,000	20,280,112
China Construction Bank Corp H Shares	79,647,000	93,459,854
Chongqing Rural Commercial Bank Co Ltd H Shares	6,219,000	5,202,061
Huaxia Bank Co Ltd A Shares (China)	2,726,300	2,789,284
Industrial & Commercial Bank of China Ltd H Shares	94,662,000	90,649,753
		475,962,086
Financial Services - 0.1%
Far East Horizon Ltd	3,353,000	2,941,528
Insurance - 0.5%
PICC Property & Casualty Co Ltd H Shares	13,314,000	27,842,191
TOTAL FINANCIALS		506,745,805
Industrials - 0.3%
Construction & Engineering - 0.1%
China State Construction Engineering Corp Ltd A Shares (China)	6,004,900	4,181,257
Ground Transportation - 0.0%
Daqin Railway Co Ltd A Shares (China)	3,124,700	2,300,116
Transportation Infrastructure - 0.2%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	7,354,188	5,587,359
Jiangsu Expressway Co Ltd H Shares (b)	2,704,000	3,351,382
		8,938,741
TOTAL INDUSTRIALS		15,420,114
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
China Railway Signal & Communication Corp Ltd H Shares (c)(d)	5,533,000	2,377,616
Software - 0.0%
Shanghai Baosight Software Co Ltd A Shares (China)	771,600	2,125,073
TOTAL INFORMATION TECHNOLOGY		4,502,689
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
China Three Gorges Renewables Group Co Ltd A Shares (China)	4,035,700	2,331,423
China Yangtze Power Co Ltd A Shares (China)	3,567,500	15,370,715
TOTAL UTILITIES		17,702,138
TOTAL CHINA		606,024,390
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Moneta Money Bank AS (c)(d)	605,425	5,540,421
DENMARK - 0.3%
Financials - 0.3%
Insurance - 0.3%
Tryg A/S	602,037	14,368,270
FINLAND - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Elisa Oyj A Shares	242,529	9,782,938
Materials - 0.5%
Paper & Forest Products - 0.5%
UPM-Kymmene Oyj	1,018,326	27,704,360
TOTAL FINLAND		37,487,298
FRANCE - 1.3%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Orange SA	3,535,066	67,546,965
GERMANY - 0.3%
Consumer Staples - 0.3%
Personal Care Products - 0.3%
Beiersdorf AG (b)	177,205	16,460,763
HONG KONG - 1.9%
Industrials - 0.2%
Ground Transportation - 0.2%
MTR Corp Ltd (b)	3,068,500	12,958,880
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Hongkong Land Holdings Ltd (Singapore)	1,912,500	15,507,975
Sino Land Co Ltd	7,472,473	10,195,279
TOTAL REAL ESTATE		25,703,254
Utilities - 1.2%
Electric Utilities - 1.0%
CLP Holdings Ltd	2,972,500	29,553,620
Power Assets Holdings Ltd	2,474,000	18,628,188
		48,181,808
Gas Utilities - 0.2%
Hong Kong & China Gas Co Ltd	14,042,000	12,587,379
TOTAL UTILITIES		60,769,187
TOTAL HONG KONG		99,431,321
INDIA - 8.3%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd	1,333,899	27,564,677
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Eicher Motors Ltd	270,007	22,159,118
Maruti Suzuki India Ltd	255,617	38,128,837
TOTAL CONSUMER DISCRETIONARY		60,287,955
Consumer Staples - 1.1%
Personal Care Products - 0.8%
Hindustan Unilever Ltd	1,738,340	38,275,694
Tobacco - 0.3%
ITC Ltd	5,703,217	16,794,439
TOTAL CONSUMER STAPLES		55,070,133
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Reliance Industries Ltd	3,546,512	48,569,640
Industrials - 0.2%
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	294,803	12,162,603
Information Technology - 3.5%
IT Services - 3.5%
HCL Technologies Ltd	2,028,788	28,695,659
Infosys Ltd	6,434,830	76,459,716
Tata Consultancy Services Ltd	1,947,718	48,334,695
Tech Mahindra Ltd	1,219,138	21,173,855
Wipro Ltd	2,418,365	4,665,826
TOTAL INFORMATION TECHNOLOGY		179,329,751
Materials - 0.7%
Chemicals - 0.3%
Asian Paints Ltd	219,379	6,312,118
SRF Ltd	285,141	7,836,589
		14,148,707
Construction Materials - 0.4%
Grasim Industries Ltd	635,254	20,638,830
TOTAL MATERIALS		34,787,537
Utilities - 0.2%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	3,091,264	9,204,431
TOTAL INDIA		426,976,727
INDONESIA - 1.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood Sukses Makmur Tbk PT	8,484,900	3,284,909
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	78,445,800	27,493,293
Industrials - 0.7%
Industrial Conglomerates - 0.7%
Astra International Tbk PT	39,424,400	11,199,695
Jardine Matheson Holdings Ltd (Singapore)	396,600	26,340,174
TOTAL INDUSTRIALS		37,539,869
TOTAL INDONESIA		68,318,071
ISRAEL - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Bezeq The Israeli Telecommunication Corp Ltd	1,884,450	4,514,295
Industrials - 0.8%
Aerospace & Defense - 0.8%
Elbit Systems Ltd	51,712	41,650,450
TOTAL ISRAEL		46,164,745
JAPAN - 21.0%
Communication Services - 4.0%
Diversified Telecommunication Services - 1.0%
NTT Inc	57,137,600	54,767,182
Wireless Telecommunication Services - 3.0%
KDDI Corp	4,179,700	77,005,612
SoftBank Corp	54,579,600	76,606,723
		153,612,335
TOTAL COMMUNICATION SERVICES		208,379,517
Consumer Discretionary - 3.2%
Automobile Components - 0.9%
Bridgestone Corp	1,880,200	46,432,356
Automobiles - 1.2%
Toyota Motor Corp	3,267,800	61,842,077
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	5,158,900	28,902,343
Hotels, Restaurants & Leisure - 0.5%
McDonald's Holdings Co Japan Ltd (b)	169,700	8,566,349
Skylark Holdings Co Ltd	443,400	8,737,796
Zensho Holdings Co Ltd	178,800	11,164,547
		28,468,692
TOTAL CONSUMER DISCRETIONARY		165,645,468
Consumer Staples - 0.2%
Food Products - 0.2%
MEIJI Holdings Co Ltd (b)	501,800	11,934,441
Financials - 4.7%
Banks - 1.9%
Gunma Bank Ltd/The	128,400	2,017,853
Hachijuni Nagano Bank Ltd	881,200	13,692,112
Japan Post Bank Co Ltd	3,270,500	63,235,560
Mebuki Financial Group Inc	1,846,800	17,112,429
		96,057,954
Insurance - 2.8%
Japan Post Holdings Co Ltd	3,286,400	48,620,190
Tokio Marine Holdings Inc	1,862,000	94,899,437
		143,519,627
TOTAL FINANCIALS		239,577,581
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Medipal Holdings Corp	382,200	6,882,088
Industrials - 2.3%
Building Products - 0.3%
AGC Inc	420,000	15,839,469
Commercial Services & Supplies - 0.7%
Secom Co Ltd	787,400	33,918,097
Ground Transportation - 1.3%
East Japan Railway Co	557,100	12,818,060
Hankyu Hanshin Holdings Inc	457,600	13,539,433
Kintetsu Group Holdings Co Ltd	362,500	7,874,043
Kyushu Railway Co	291,300	6,573,399
Tokyu Corp	1,080,500	11,861,668
West Japan Railway Co	868,500	16,388,438
		69,055,041
TOTAL INDUSTRIALS		118,812,607
Information Technology - 4.8%
Electronic Equipment, Instruments & Components - 1.4%
Azbil Corp	166,900	1,728,252
Hirose Electric Co Ltd	59,400	10,009,424
Kyocera Corp	2,694,400	61,450,631
		73,188,307
IT Services - 0.8%
Nomura Research Institute Ltd	835,400	24,714,100
Otsuka Corp	442,400	9,128,730
TISI Inc	392,700	9,414,737
		43,257,567
Technology Hardware, Storage & Peripherals - 2.6%
Brother Industries Ltd	488,400	12,162,723
Canon Inc	1,723,900	47,984,973
FUJIFILM Holdings Corp	2,374,200	55,887,823
Ricoh Co Ltd	1,075,200	10,550,919
		126,586,438
TOTAL INFORMATION TECHNOLOGY		243,032,312
Materials - 0.2%
Paper & Forest Products - 0.2%
Oji Holdings Corp	1,733,700	9,533,262
Utilities - 1.5%
Electric Utilities - 0.5%
Chubu Electric Power Co Inc	1,452,200	25,144,954
Kansai Electric Power Co Inc/The	206,000	3,119,762
		28,264,716
Gas Utilities - 1.0%
Osaka Gas Co Ltd	761,700	26,133,099
Tokyo Gas Co Ltd	612,700	23,653,203
		49,786,302
TOTAL UTILITIES		78,051,018
TOTAL JAPAN		1,081,848,294
KOREA (SOUTH) - 1.3%
Consumer Staples - 0.5%
Food Products - 0.0%
CJ CheilJedang Corp	15,998	2,101,605
Tobacco - 0.5%
KT&G Corp	187,073	23,000,538
TOTAL CONSUMER STAPLES		25,102,143
Financials - 0.0%
Insurance - 0.0%
Hyundai Marine & Fire Insurance Co Ltd (e)	111,108	2,920,076
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (c)(d)(e)	5,066	5,149,732
Information Technology - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	206,029	35,431,275
TOTAL KOREA (SOUTH)		68,603,226
KUWAIT - 0.7%
Financials - 0.6%
Banks - 0.6%
National Bank of Kuwait SAKP	11,692,632	32,424,946
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Agility Global PLC	8,928,535	4,108,147
TOTAL KUWAIT		36,533,093
MALAYSIA - 1.3%
Financials - 0.9%
Banks - 0.9%
Hong Leong Bank Bhd	909,300	4,906,100
Malayan Banking Bhd	14,924,100	39,787,519
TOTAL FINANCIALS		44,693,619
Health Care - 0.2%
Health Care Providers & Services - 0.2%
IHH Healthcare Bhd	4,715,200	9,640,555
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Sime Darby Bhd	5,888,900	3,110,024
Marine Transportation - 0.1%
MISC Bhd	2,434,300	4,716,752
TOTAL INDUSTRIALS		7,826,776
Utilities - 0.0%
Gas Utilities - 0.0%
Petronas Gas Bhd	850,600	3,650,927
TOTAL MALAYSIA		65,811,877
MEXICO - 0.3%
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	939,200	10,762,068
Real Estate - 0.1%
Industrial REITs - 0.1%
Fibra MTY SAPI de CV (b)	4,124,000	3,566,934
TOTAL MEXICO		14,329,002
NETHERLANDS - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	817,581	3,860,487
Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 1.3%
Koninklijke Ahold Delhaize NV	1,692,218	67,049,458
Industrials - 0.7%
Professional Services - 0.7%
Wolters Kluwer NV	446,811	35,078,537
TOTAL NETHERLANDS		105,988,482
PHILIPPINES - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	601,480	4,673,315
SAUDI ARABIA - 2.4%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Saudi Telecom Co	2,402,913	27,602,627
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Jarir Marketing Co	1,087,461	4,812,569
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	17,459	441,879
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Saudi Arabian Oil Co (c)(d)	10,838,180	76,419,919
Financials - 0.1%
Banks - 0.1%
Alinma Bank	1,193,167	7,421,750
Materials - 0.1%
Chemicals - 0.1%
Saudi Basic Industries Corp	233,719	3,086,796
Utilities - 0.1%
Electric Utilities - 0.1%
Saudi Energy Co	648,911	2,928,782
TOTAL SAUDI ARABIA		122,714,322
SINGAPORE - 1.8%
Financials - 0.9%
Banks - 0.3%
Oversea-Chinese Banking Corp Ltd	810,500	18,409,067
Capital Markets - 0.6%
Singapore Exchange Ltd	1,591,200	30,334,967
TOTAL FINANCIALS		48,744,034
Industrials - 0.6%
Aerospace & Defense - 0.5%
Singapore Technologies Engineering Ltd	2,935,500	23,066,538
Industrial Conglomerates - 0.1%
Keppel Ltd	710,800	6,348,126
TOTAL INDUSTRIALS		29,414,664
Real Estate - 0.3%
Industrial REITs - 0.3%
CapitaLand Ascendas REIT	7,425,328	14,872,768
TOTAL SINGAPORE		93,031,466
SWITZERLAND - 3.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Swisscom AG	49,051	37,738,539
Consumer Staples - 1.8%
Food Products - 1.8%
Nestle SA	878,810	87,837,999
Financials - 0.2%
Banks - 0.2%
Banque Cantonale Vaudoise (b)	55,333	8,692,301
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Galenica AG (c)(d)	92,677	9,852,914
Materials - 0.1%
Chemicals - 0.1%
Givaudan SA	1,853	7,403,290
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
PSP Swiss Property AG	88,623	16,004,648
Swiss Prime Site AG	154,431	25,176,580
TOTAL REAL ESTATE		41,181,228
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	12,793	2,118,848
TOTAL SWITZERLAND		194,825,119
TAIWAN - 10.6%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.6%
Chunghwa Telecom Co Ltd	7,234,000	31,116,673
Wireless Telecommunication Services - 0.4%
Far EasTone Telecommunications Co Ltd	3,378,000	10,971,011
Taiwan Mobile Co Ltd	3,286,000	11,417,682
		22,388,693
TOTAL COMMUNICATION SERVICES		53,505,366
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Poya International Co Ltd (f)	148,590	3,311,812
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.1%
President Chain Store Corp	1,029,000	7,128,954
Food Products - 0.4%
Uni-President Enterprises Corp	9,207,000	20,946,114
TOTAL CONSUMER STAPLES		28,075,068
Financials - 4.5%
Banks - 4.4%
Chang Hwa Commercial Bank Ltd	16,853,639	13,108,719
E.Sun Financial Holding Co Ltd	31,092,893	37,102,089
Far Eastern International Bank	8,915,709	3,713,627
First Financial Holding Co Ltd	22,386,870	25,444,631
Hua Nan Financial Holdings Co Ltd	20,021,070	26,904,973
Mega Financial Holding Co Ltd	22,451,480	36,818,966
Shanghai Commercial & Savings Bank Ltd/The	8,761,750	12,292,960
SinoPac Financial Holdings Co Ltd	28,394,656	35,428,546
Taichung Commercial Bank Co Ltd	8,350,920	5,285,061
Taiwan Business Bank	14,302,936	8,030,467
Taiwan Cooperative Financial Holding Co Ltd	22,175,236	18,904,623
Union Bank Of Taiwan	7,394,326	4,725,451
		227,760,113
Capital Markets - 0.1%
IBF Financial Holdings Co Ltd (e)	5,622,930	2,714,187
TOTAL FINANCIALS		230,474,300
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Far Eastern New Century Corp	7,300,000	6,120,018
Transportation Infrastructure - 0.1%
Taiwan High Speed Rail Corp	3,815,000	3,063,068
TOTAL INDUSTRIALS		9,183,086
Information Technology - 4.1%
Electronic Equipment, Instruments & Components - 0.5%
Synnex Technology International Corp	2,600,000	7,460,363
Wpg Holding Co Ltd (e)	3,210,000	11,010,569
WT Microelectronics Co Ltd	1,058,000	6,388,476
		24,859,408
Semiconductors & Semiconductor Equipment - 3.0%
Chipbond Technology Corp	625,000	2,434,657
Radiant Opto-Electronics Corp	920,000	2,329,708
Taiwan Semiconductor Manufacturing Co Ltd	1,977,000	146,297,252
Topco Scientific Co Ltd	346,000	5,283,778
		156,345,395
Technology Hardware, Storage & Peripherals - 0.6%
Catcher Technology Co Ltd	1,133,000	6,367,989
Chicony Electronics Co Ltd	1,208,000	3,936,124
Compal Electronics Inc	7,919,000	8,712,827
Pegatron Corp	3,917,000	10,140,246
		29,157,186
TOTAL INFORMATION TECHNOLOGY		210,361,989
Materials - 0.1%
Construction Materials - 0.1%
Asia Cement Corp	4,908,000	5,003,803
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Highwealth Construction Corp	3,257,675	4,420,648
TOTAL TAIWAN		544,336,072
THAILAND - 0.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Advanced Info Service PCL depository receipt	2,081,200	23,627,726
UNITED ARAB EMIRATES - 1.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	2,341,405	1,383,296
Specialty Retail - 0.1%
Abu Dhabi National Oil Co for Distribution PJSC	5,966,351	6,497,524
TOTAL CONSUMER DISCRETIONARY		7,880,820
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	13,170,461	11,832,976
Dana Gas PJSC	10,752,858	2,500,120
TOTAL ENERGY		14,333,096
Financials - 0.3%
Banks - 0.3%
Dubai Islamic Bank PJSC	6,089,239	12,052,483
Sharjah Islamic Bank	3,547,109	2,800,603
TOTAL FINANCIALS		14,853,086
Industrials - 0.2%
Passenger Airlines - 0.1%
Air Arabia PJSC	2,312,921	3,085,574
Transportation Infrastructure - 0.1%
Salik Co PJSC	3,919,981	5,677,729
TOTAL INDUSTRIALS		8,763,303
Materials - 0.0%
Chemicals - 0.0%
Borouge PLC	6,077,566	3,971,184
Utilities - 0.3%
Multi-Utilities - 0.3%
Dubai Electricity & Water Authority PJSC	17,752,988	13,243,449
TOTAL UNITED ARAB EMIRATES		63,044,938
UNITED KINGDOM - 5.5%
Consumer Staples - 0.3%
Household Products - 0.3%
Reckitt Benckiser Group PLC	261,827	18,479,064
Financials - 0.5%
Insurance - 0.5%
Admiral Group PLC	520,949	26,483,552
Health Care - 2.0%
Pharmaceuticals - 2.0%
Astrazeneca PLC	593,227	100,995,580
Industrials - 1.2%
Professional Services - 1.2%
RELX PLC	1,733,338	60,964,892
Utilities - 1.5%
Multi-Utilities - 1.5%
National Grid PLC	4,792,191	76,703,107
TOTAL UNITED KINGDOM		283,626,195
UNITED STATES - 9.2%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Shell PLC	2,014,320	92,198,863
Health Care - 5.8%
Life Sciences Tools & Services - 0.3%
QIAGEN NV (Germany)	393,706	16,216,954
Pharmaceuticals - 5.5%
Haleon PLC	1,950,285	9,547,738
Novartis AG	740,179	115,757,996
Roche Holding AG	258,232	112,945,557
Sanofi SA	518,357	44,636,594
		282,887,885
TOTAL HEALTH CARE		299,104,839
Industrials - 1.6%
Commercial Services & Supplies - 1.6%
Waste Connections Inc	484,984	81,245,242
TOTAL UNITED STATES		472,548,944
TOTAL COMMON STOCKS (Cost $4,308,534,201)		5,104,648,227

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (i) (Cost $1,906,703)	3.64	1,909,000	1,907,088

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	24,418,385	24,423,269
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	43,480,123	43,484,471
TOTAL MONEY MARKET FUNDS (Cost $67,905,530)			67,907,740

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,378,346,434)	5,174,463,055
NET OTHER ASSETS (LIABILITIES) - (0.3)% (g)	(16,962,612)
NET ASSETS - 100.0%	5,157,500,443

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	200	9/2026	31,823,000	418,689
ICE MSCI Emerging Markets Index Contracts (United States)	192	9/2026	15,766,080	(283,772)
TME S&P/TSX 60 Index Contracts (Canada)	18	9/2026	5,353,069	53,209
TOTAL LONG				188,126

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $124,248,659 or 2.4% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $124,248,659 or 2.4% of net assets.

(e)	Non-income producing.
(f)	Level 3 security.
(g)	Includes $565,177 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,907,088.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $18,695,115.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	52,280,455	415,450,482	443,305,028	1,044,277	(4,850)	2,210	24,423,269	24,418,385
Fidelity Securities Lending Cash Central Fund	52,907,490	594,604,430	604,018,438	591,344	(9,011)	-	43,484,471	43,480,123
	105,187,945	1,010,054,912	1,047,323,466	1,635,621	(13,861)	2,210	67,907,740

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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